STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Plan interest in Master Trust:
Investments at fair value	$ 4,438,460,494	$ 3,992,432,797
Fully benefit-responsive investment contracts at contract value	323,953,690	355,464,586
Total investments	4,762,414,184	4,347,897,383
RECEIVABLES:
Notes receivable from participants	42,621,100	42,280,274
Employer contribution	605	2,202
Participant contribution	1,253	2,277
Total receivables	42,622,958	42,284,753
Net Assets Available for Benefits	$ 4,805,037,142	$ 4,390,182,136